COMMITMENTS AND CONTINGENCIES (Details)	Sep. 30, 2022 USD ($) item $ / shares	Dec. 31, 2021 USD ($) item $ / shares
COMMITMENTS AND CONTINGENCIES
Deferred fee per unit | $ / shares	$ 0.35	$ 0.35
Deferred underwriting fee payable | $	$ 9,660,000	$ 9,660,000
Maximum number of demands for registration of securities | item	3	3